Other (Expense) Income, Net - Summary of Details of Other Expense Income Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Sales of credit rights (Note 10)	R$ 1,039,966
Income from sale of scrap / eventual income	41,040
Insurance reimbursement income	22,852	R$ 12,794	R$ 28,776
(Loss) gain from port operations	(1,028)
Rental income	2,622	2,889	2,760
Loss on disposal of non-current assets and intangibles	(32,558)	(22,961)	(9,672)
Settlement of pre-existingrelationship with business combinations			29,838
Cost related to internal organization and prospective acquisitions			(141,988)
Gains on compensation claims			345,193
Net effect of legal proceedings, recoverable and tax installments	(172,659)	(111,841)	(41,569)
Other	(22,636)	2,817	38,980
Other (expense) income, net	R$ 877,599	R$ (116,302)	R$ 252,318